Convertible notes at fair value - Summary of bond yield (Details)								12 Months Ended
	Dec. 31, 2019	Dec. 12, 2019	Nov. 14, 2019	Aug. 22, 2019	Mar. 01, 2019	Feb. 01, 2019	Dec. 31, 2018	Dec. 31, 2019
Debt Instrument [Line Items]
Volatility	44.17%	43.86%	44.34%	43.86%	44.99%	44.59%	44.32%
Risk-free rate	1.67%	1.71%	1.61%	1.47%	2.62%	2.55%	2.52%
November 2019 Notes
Debt Instrument [Line Items]
Volatility								42.53%
Risk-free rate								1.61%
Bond yield								10.09%
December 2019 Notes
Debt Instrument [Line Items]
Volatility								42.63%
Risk-free rate								1.61%
Bond yield								10.09%